Condensed consolidated statements of financial position - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Non-current assets
Goodwill	$ 9,511	$ 9,511
Investment in associates	20,489	20,800
Deferred financing costs	4,134	17,519
Other non-current assets	1,820	428
Derivative financial instruments	31,440	16,012
Tangible fixed assets	4,378,295	3,772,566
Vessels under construction	89,956	166,655
Vessel held under finance lease	210,646	214,329
Total non-current assets	4,746,291	4,217,820
Current assets
Trade and other receivables	18,817	10,706
Dividends receivable and other amounts due from related parties	8,075	8,666
Derivative financial instruments	6,206	2,199
Inventories	9,722	6,839
Prepayments and other current assets	4,132	4,569
Short-term investments	26,000
Restricted cash	2,321
Cash and cash equivalents	314,369	384,092
Total current assets	389,642	417,071
Total assets	5,135,933	4,634,891
Equity
Preference shares	46	46
Share capital	810	810
Contributed surplus	883,314	911,766
Reserves	18,890	18,347
Treasury shares	(4,472)	(6,960)
(Accumulated deficit)/ retained earnings	9,894	(5,980)
Equity attributable to owners of the Group	908,482	918,029
Non-controlling interests	954,587	845,105
Total equity	1,863,069	1,763,134
Current liabilities
Trade accounts payable	12,098	11,526
Ship management creditors	1,847	2,394
Amounts due to related parties	72	35
Derivative financial instruments	1,109	1,815
Other payables and accruals	120,565	93,418
Borrowings, current portion	182,556	179,367
Finance lease liability, current portion	6,485	6,302
Total current liabilities	324,732	294,857
Non-current liabilities
Derivative financial instruments	1,149
Borrowings, non-current portion	2,742,255	2,368,189
Finance lease liability, non-current portion	203,355	207,126
Other non-current liabilities	1,373	1,585
Total non-current liabilities	2,948,132	2,576,900
Total equity and liabilities	$ 5,135,933	$ 4,634,891